Reconciliation of Financial Statements to Form 5500 (Details) - EBP 004 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
NET INCREASE PRIOR TO PLAN TRANSFERS	$ 603.1
Payments received post-default	0.1
Loan defaults previously deemed distributed that reached a distributable event	0.2
Interest payments on loans deemed distributed that have had no post-default payment activity	(0.2)
Deemed distributions	(0.1)
Net income per the Form 5500	$ 603.1